Schedule I - Condensed Parent Only Financial Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Changes in fair value of warrant liability	$ 5,526	$ 0	$ 13,363
Private Placement Warrants [Member]
Condensed Financial Statements, Captions [Line Items]
Class of Warrant or Right, Outstanding			7,333,333
Warrant liability			$ 21,200
Initial fair value of the private placement warrants			7,900
Changes in fair value of warrant liability	$ 5,500		$ 13,400
New Secured First Lien Term Loan Facility [Member] | Advantage Sales And Marketing Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of net cash proceeds of certain assets for term loan prepayments			100.00%
Percentage of net cash proceeds from certain debt issuance for term loan prepayments			100.00%
Percentage of excess cash flow for term loan prepayments			50.00%
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability			$ 21,234	$ 0
Changes in fair value of warrant liability			$ 13,363	$ 0	$ 0
Parent Company [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of consolidated net assets of Parent and its subsidiaries			25.00%